Lease commitments - Future minimum lease payments (Details 5) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Lease commitments
2017	¥ 127
2018	64
2019	34
2020	32
2021	32
2022 and thereafter	59
Total minimum future rentals	¥ 348